Revenues	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Revenues [Text Block]
23)	Revenues

In the year ended December 31, 2025, the Company's revenues were from transactions with multiple customers, including two customers who each represented more than 10% of revenues. Revenues with each of these customers in 2025 were $18,716 and $12,443 (all included in the Sales & trading and Mine properties segment).

In the year ended December 31, 2024, the Company's revenues include transactions with two customers who each represented more than 10% of revenues. Total revenues with these two customers were $12,360 (included in the Sales & trading segment) in the year ended December 31, 2024.

During the year ended December 31, 2024, the Company entered a contract for the sale of 2,100 tonnes of V2O5. At the option of the buyer, who must elect the total volume no later than 90 days prior to September 30, 2027, the Company may be obligated to repurchase up to a maximum of 2,100 tonnes of V2O5 at a fixed price, with payment and delivery occurring at September 30, 2027. During the year ended December 31, 2024, the Company delivered 1,200 tonnes of V2O5 under this contract and received proceeds of $13,638. This contract is accounted for as a sale with a right of return. The likelihood of the repurchase option (the right of return) being elected in 2027 is dependent on the market price of V2O5, which is subject to market uncertainty outside of the Company's control. It was concluded that because of this, it was not highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Accordingly, revenues recognized in the year ended December 31, 2024 for this sale were reduced to $nil and a refund liability, revenues subject to refund, were recognized for $13,638. A right to recover goods assets, inventory subject to return, of $12,804 was recognized. Both balances were classified as non-current in the consolidated statement of financial position as at December 31, 2024 as any refund and return would occur in 2027.

During the year ended December 31, 2025, the Company delivered an additional 780 tonnes of V2O5 and received proceeds of $8,875. A refund liability of $8,875 was recognized, together with a right to recover goods assets of $7,183.

The remaining 120 tonnes under the contract were delivered in January 2026.

	Year ended
	December 31, 2025	December 31, 2024
V2O5 revenues
Produced products	$37,835	$57,446
Purchased products	13	988
	37,848	58,434
V2O3 revenues
Produced products	$4,134	$8,353
	4,134	8,353
FeV revenues
Produced products	$59,233	$46,890
Purchased products	4,582	4,872
	63,815	51,762
Vanadium sales from contracts with customers	$105,797	$118,549
Ilmenite sales from contracts with customers	4,090	6,371
	$109,887	$124,920